Offerings - Offering: 1	Jun. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	42,673,853
Proposed Maximum Offering Price per Unit	3.78
Maximum Aggregate Offering Price	$ 161,307,164.34
Fee Rate	0.01531%
Amount of Registration Fee	$ 24,696.13
Offering Note	(1) The filing fee, calculated in accordance with Rule 457(r) under the Securities Act of 1933 (the "Securities Act"), has been transmitted to the Securities and Exchange Commission in connection with the securities offered by means of this registration statement. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices for the Registrant's Common Stock as reported by the NYSE American Stock Exchange on June 25, 2025, a date within five business days prior to the filing of this Registration Statement.